Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q3PH

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 19

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 2.5%
Commercial Services & Supplies 0.5%
a
CalPlant I LLC ,
b
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,370,000 $ 1,370,000
b
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 5,220,000 5,220,000
b
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 2,875,000 2,875,000
c
22B, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 250,000 250,000
c
22C, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 1,885,000 1,885,000
b
22X, Senior Secured Note, 144A, 9.5%, 1/31/23 ........................... 2,830,000 2,830,000
14,430,000
Diversified Consumer Services 1.6%
Grand Canyon University , 5.125% , 10/01/28 ...............................
45,335,000 42,175,151
Electric Utilities 0.4%
a,c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,896,800
Total Corporate Bonds (Cost $69,647,748) ......................................
66,501,951
Municipal Bonds 94.0%
California 86.3%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,421,482
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,725,035
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,599,849
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,270,041
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,050,000 6,596,675
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 220,657
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,594,003
c
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 23,141,002
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 19,767,746
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 4,028,575
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 13,177,899
California County Tobacco Securitization Agency ,
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 125,010,000 22,777,860
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 2,554,837
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 2,938,523
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 1,903,753
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,303,775
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,156,640
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,579,499
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,105,441
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 5,015,452
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 6,910,334
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 8,952,176
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,106,226
c
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 215,892
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 467,894
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 594,168
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,920,737

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ $ 3,375,000 $ 2,968,647
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 6,239,299
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,103,324
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,302,007
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 3,455,000 3,524,618
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 11,981,454
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,772,454
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 53,413 51,873
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,878,332 4,402,453
c
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,466,618
c,d
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,518,581
c
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,771,380
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,257,302
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,814,268
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 13,821,682
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,037,323
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 509,523
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 660,000 602,608
Special Tax, 2021 B, 4%, 9/01/41 ...................................... 900,000 820,689
Special Tax, 2021 B, 4%, 9/01/46 ...................................... 830,000 734,535
Special Tax, 2021 B, 4%, 9/01/51 ...................................... 750,000 641,360
Special Tax, 2021 C, 4%, 9/01/46 ...................................... 1,300,000 1,157,232
Special Tax, 2021 C, 4%, 9/01/51 ...................................... 1,800,000 1,561,598
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 2,920,000 2,996,486
Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............................ 1,205,000 1,258,781
e
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 4,050,000 4,100,890
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 6,885,000 7,129,172
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 886,866
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,724,915
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,065,221
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,152,195
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,042,028
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 605,319
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,253,738
c
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,073,021
c
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 10,113,160
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,532,666
c
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,759,834
c
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 8,150,000 6,460,160
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,020,902
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,221,557
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,549,756
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 4,873,931
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 2,550,000 1,829,329
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 3,585,000 2,495,648
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,484,805
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,301,182
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,061,305

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . $ 4,290,000 $ 3,868,575
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,665,557
Community Facilities District No. 2021-11, Special Tax, 2022, 5%, 9/01/52 ....... 2,500,000 2,504,495
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/42 ....... 1,000,000 1,020,095
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 5,151,377
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,520,133
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 98,661
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 197,550
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 103,019
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 51,938
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 134,892
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 352,982
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 962,423
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 942,941
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,260,175
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,573,722
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,642,854
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 460,115
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,210,552
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,334,492
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,206,205
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,856,082
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 3,895,000 4,006,596
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,689,310
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 5,057,225
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,659,779
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,428,895
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,427,550
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,261,723
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,638,958
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 14,074,427
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,284,571
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 22,379,993
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,178,868
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 2,783,056
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,111,728
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,055,851
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,011,606
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 519,978
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,000,283
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,675,905
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,656,674
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,045,000 1,007,552

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. $ 1,100,000 $ 1,057,352
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,284,461
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,028,742
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 450,142
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,401,433
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,171,085
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,110,844
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 854,449
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,210,458
c
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 815,029
c
California Pollution Control Financing Authority ,
f
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 1,750,000
f
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 6,500,000
f
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 5,750,000
f
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 2,610,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 21,685,000 20,578,002
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,425,000 1,017,111
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 3,568,946
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,163,933
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,125,051
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,185,000 1,012,124
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,228,948
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,108,540
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 11,674,426
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 910,761
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,000,000 1,630,359
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,193,533
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 10,068,623
c
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 398,225
c
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 2,068,349
c
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,539,040
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,013,152
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,100,899
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,018,092
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 201,530
c
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 1,989,133
c
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 1,995,477

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
c
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... $ 1,485,000 $ 1,523,782
c
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,674,386
c
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 510,859
c
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,570,699
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 911,489
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,518,045
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 215,594
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,174,820
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 2,019,295
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,781,487
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,569,995
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,507,576
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,027,193
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,751,077
c
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 231,717
c
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 408,029
c
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 541,167
c
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,147,243
c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 625,000 591,387
c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 1,962,167
c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,809,474
c
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,064,741
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,220,073
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,681,779
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,507,354
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,023,452
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,309,863
c
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 1,955,158
c
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 316,668
c
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 759,983
c
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,095,960
c
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,275,586
c
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,528,572
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 903,916
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 1,670,000 1,392,629
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 16,730,000 11,705,621
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 1,400,000 955,181
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,500,000 1,487,816
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 1,892,839
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,720,422
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,145,629
c
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 731,441
c
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 773,985
c
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 901,689
c
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 316,888
c
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 343,560
c
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,547,437
c
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 246,147

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
c
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ $ 600,000 $ 495,734
c
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 605,833
c
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 935,071
c
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,504,290
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,268,184
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,067,843
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,286,745
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,305,000 1,311,529
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,042,885
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,500,712
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,383,460
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,564,732
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,405,000 4,566,051
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,237,997
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,823,791
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,877,261
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,818,592
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,700,080
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 5,765,000 6,009,931
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,734,685
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,670,393
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 967,591
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 965,774
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,106,635
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 886,889
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,292,888
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 767,058
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,013,085
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 509,122
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 591,664
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 876,613
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,280,000 2,708,658
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 2,961,304
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 4,375,993
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,500,000 2,245,069
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,700,000 3,123,996
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,375,000 2,765,853
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,638,255
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 3,025,303
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 2,947,103
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 727,996
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 937,717
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,050,469
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,856,569
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 115,000 116,043
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,593,498
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,098,178
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,164,757
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,883,020
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,770,874
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,516,057
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 715,332

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... $ 700,000 $ 641,398
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,024,226
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,270,298
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,036,337
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,860,000 11,026,641
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,284,095
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,066,908
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 3,510,104
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 3,315,184
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,614,944
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,710,000 1,777,112
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,041,277
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 505,467
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 661,436
Enloe Medical Center Obligated Group, Revenue, 2015, Pre-Refunded, California
Mortgage Insured, 5%, 8/15/38 ...................................... 6,000,000 6,439,837
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,350,094
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 11,727,609
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 368,570
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 909,845
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,245,291
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 45,571,454
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,301,378
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,292,166
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,052,045
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 3,969,987
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 6,950,322
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,262,670
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,490,435
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/37 .................................................... 385,000 391,430
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/52 .................................................... 2,000,000 1,940,949
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 B,
5%, 9/01/52 .................................................... 1,000,000 970,474
City of Beaumont , Community Facilities District No. 2016-1 , Special Tax , 2019 , 5% ,
9/01/44 ......................................................... 300,000 306,132
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,685,332
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,570,717
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/43 .................................................... 900,000 924,666
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,060,000 1,081,877
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2018 A , 5% , 9/01/38 ...................................... 1,200,000 1,241,880

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dixon ,
Community Facilities District No. 2013-1 Parklane, Special Tax, 2019, 5%, 9/01/49 . $ 2,400,000 $ 2,454,924
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 368,327
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 1,000,000 1,027,583
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,054,490
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,318,684
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,524,494
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,662,115
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,017,756
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 909,932
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,083,505
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,458,913
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,012,563
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,512,617
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 2,768,054
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 5,000,000 5,137,034
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 750,000 765,859
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,325,592
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,777,655
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,331,433
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,549,037
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,530,424
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,154,591
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 3,817,188
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,024,559
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 509,084
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 4,405,146
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 2,898,956
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 412,976
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,214,367
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... 2,000,000 2,020,281
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,218,663
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,264,620
City of Roseville ,
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,660,000 1,440,140
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 653,280
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,779,141
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,331,698

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ $ 6,500,000 $ 6,612,546
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 2,015,281
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,622,762
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 526,214
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 397,076
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 859,499
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 459,614
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 514,671
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 588,159
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 331,894
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 366,621
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,951,809
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 441,115
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 513,534
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,120,048
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,910,267
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,663,878
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 3,886,962
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,156,601
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,030,773
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,279,437
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/41 1,000,000 882,231
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 314,623
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 736,254
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 1,932,087
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 2,725,000 2,754,128
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,773,494
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,473,072
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 570,000 548,169
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 9,990,842
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,034,963
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 976,185

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Santa Paula, (continued)
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... $ 1,375,000 $ 1,189,273
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 445,000 448,669
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,620,838
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,595,652
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/44 ......................................................... 1,470,000 1,507,512
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,003,475
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,807,172
Clovis Unified School District ,
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,401,521
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,050,721
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,482,265
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,980,000 10,754,769
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 28,686,943
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,690,000 7,292,338
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 16,384,765
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 3,429,684
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,145,733
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 516,211
Cotati-Rohnert Park Unified School District , GO , A , Pre-Refunded , BAM Insured , 5% ,
8/01/45 ......................................................... 4,000,000 4,242,736
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 2,899,623
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,350,000 4,371,628
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,016,329
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,012,211
c
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 13,205,160
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,067,180
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 6,719,098
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 20,044,405
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,450,000 4,453,408
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,930,071
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
14,560,000 10,560,222
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,597,205
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 4,556,850
Special Tax, 2019, 5%, 9/01/39 ....................................... 6,865,000 7,158,738
Special Tax, 2019, 5%, 9/01/44 ....................................... 3,425,000 3,509,462
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 1,892,477
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 1,245,000 1,044,548
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,121,859

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g,h
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ $ 135,591,532 $ 10,142,247
c
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 121,976,582 19,446,726
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,331,199
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 1,853,009
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 560,214
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 882,136
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,703,643
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,030,695
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 300,000 260,297
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,149,255
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 28,187,040
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 22,083,992
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 14,193,235
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 12,082,799
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 41,479,000 38,191,014
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 4,731,012
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,294,747
Golden State Tobacco Securitization Corp. , Revenue , 2015 A , Pre-Refunded , 5% ,
6/01/45 ......................................................... 12,630,000 13,411,570
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,584,229
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,518,847
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,528,489
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 2,966,058
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,861,338
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 5,619,928
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,043,622
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,862,070
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,803,993
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,097,375
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,074,114
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,960,785
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,135,000 1,164,518
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,647,091
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,115,564
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 716,288
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,023,269
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,525,097
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,016,888
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,015,520
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 4,000,000 4,062,079
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,284,285
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,187,413
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,065,316
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,284,135
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,075,149

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ $ 4,000,000 $ 4,064,141
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 791,903
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,535,199
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 8,473,131
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,027,001
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,087,820
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,092,018
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,705,440
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,155,000 1,167,536
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 813,023
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,039,162
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,167,084
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,913,984
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,557,020
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 4,581,961
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,392,235
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 8,215,243
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,021,304
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,521,119
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,184,332
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,230,030
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 891,758
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,042,369
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 39,190,045
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,320,083
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,573,697
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 4,729,905
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,216,504
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,302,696
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,535,461
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,965,660
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/42 ........................................................ 3,730,000 3,813,374
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/47 ........................................................ 12,550,000 12,736,642
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 12,278,799
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,580,429
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 5,197,914
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,011,941
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,548,508

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ $ 1,940,000 $ 1,961,644
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,024,038
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,783,925
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,227,066
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,030,689
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,376,012
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 5,644,082
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 15,342,649
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,713,687
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,036,775
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,212,753
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,122,742
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 1,523,471
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 2,905,000 2,567,006
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 699,796
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 735,648
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,135,489
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,313,978
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 3,374,502
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 3,414,997
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,533,155
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 2,784,504
Riverside Public Financing Authority , Loc Measure A Sales Tax , COP , 2013 , AGMC
Insured , 5% , 6/01/33 ............................................... 4,280,000 4,325,871
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,154,159
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,508,895
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,796,028
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,055,204
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,293,166
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,059,370
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 7,105,215
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 4,559,893
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,038,696
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 3,998,159
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 4,647,334
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 10,537,057

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District, (continued)
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... $ 26,025,000 $ 22,455,471
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 5,022,967
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 9,761,728
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,802,870
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,264,338
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,197,131
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 35,173,018
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/23 .......................... 1,000,000 975,595
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,539,690
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,975,782
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 6,021,037
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 2,996,346
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,579,520
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 17,377,206
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 34,102,232
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 16,533,053
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 11,925,000 12,124,981
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 98,070,000 99,495,575
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn., 8/01/36 ...........
8,000,000 9,805,464
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 2,907,654
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 9,681,062
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,341,189
Saugus/Hart School Facilities Financing Authority , Community Facilities District No.
2006-1 , Special Tax , 2016 , Refunding , 5% , 9/01/41 ........................ 2,485,000 2,521,784
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,365,000 1,385,303
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,375,000 3,415,166
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 3,875,717
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 11,198,020
Stockton Community Facilities District ,
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/40 ........................................................ 1,580,000 1,432,029
County of Stockton Community Facilities District No. 2018-2, Special Tax, 2020, 4%,
9/01/45 ........................................................ 1,115,000 983,649
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,881,543
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 4,650,230
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 3,837,162
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 1,791,298
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 3,860,640
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 10,305,000 10,401,867
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,491,544

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/33 ........................................................ $ 1,610,000 $ 1,700,042
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/38 ........................................................ 2,385,000 2,471,477
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/43 ........................................................ 3,000,000 3,077,631
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/48 ........................................................ 8,990,000 9,161,892
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2019, 5%,
9/01/44 ........................................................ 2,100,000 2,150,383
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,052,536
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 871,778
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 572,891
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,693,202
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 3,897,041
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 1,955,000 1,850,563
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,370,937
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 1,000,000 1,034,594
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 762,247
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,011,438
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,308,423
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,036,737
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,135,000 2,140,634
Victor Elementary School District , GO , 2015 B , 5% , 8/01/42 ....................
5,455,000 5,633,139
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,492,339
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,845,697
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,729,020
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 315,374
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 427,383
2,286,786,013
Florida 0.3%
c,d
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 144A,
2022 A , Refunding , Mandatory Put , 7.25% , 10/03/23 ....................... 7,250,000 7,205,143
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,546,319
Wisconsin 0.2%
c
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/22 ................................................... 6,300,000 6,300,000

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 7.0%
Guam 1.0%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... $ 1,000,000 $ 1,008,927
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,611,737
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 1,700,000 1,737,035
Revenue, 2017, Refunding, 5%, 7/01/40 ................................. 9,885,000 10,042,088
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,872,460
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 231,390
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 3,125,000 2,715,890
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,074,233
27,293,760
Pacific Islands 0.2%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,885,000 3,731,781
Puerto Rico 5.8%
Commonwealth of Puerto Rico ,
h
GO, FRN, Zero Cpn., 11/01/43 ........................................ 3,474,337 1,585,167
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 409,759 411,555
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 829,042
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 829,466
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 816,669
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 794,869
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 639,386
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 562,500
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 473,130
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 618,609
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 12,589,624
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 244,159 224,369
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 944,324 518,359
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
19,908,446 16,673,324
Puerto Rico Electric Power Authority ,
f
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 1,379,425
f
Revenue, 2012 A, 5%, 7/01/29 ........................................ 10,000,000 7,400,000
f
Revenue, 2013 A, 7%, 7/01/33 ........................................ 25,000,000 19,000,000
f
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 11,735,000 8,889,262
f
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 3,787,500
f
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 1,601,766 1,249,377
f
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 1,601,765 1,249,377
f
Revenue, E-2, 10%, 7/01/21 ......................................... 1,768,493 1,379,425
f
Revenue, E-3, 10%, 1/01/22 ......................................... 600,000 468,000
f
Revenue, E-4, 10%, 7/01/22 ......................................... 600,000 468,000
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,798,173
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/30 ............... 245,000 243,457
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/31 ............... 1,170,000 1,157,276
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 327,267
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,660,936
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 5,030,000 4,854,236
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,266,652
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,500,000 4,661,521
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 93,133
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 19,195,000 17,538,556
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 67,945,000 12,784,680

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 21 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... $ 11,463,000 $ 10,384,567
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 12,300,000 11,243,520
152,850,409
Total U.S. Territories .................................................................... 183,875,950
Total Municipal Bonds (Cost $2,576,244,238) ...................................
2,489,713,425
Total Long Term Investments (Cost $2,645,891,986) .............................
2,556,215,376
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
California 0.2%
i
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.6% , 5/15/48 ...
5,500,000 5,500,000
Total Municipal Bonds (Cost $5,500,000) .......................................
5,500,000
Total Short Term Investments (Cost $5,500,000 ) .................................
5,500,000
a
Total Investments (Cost $2,651,391,986) 96.7% ..................................
$2,561,715,376
Other Assets, less Liabilities 3.3% .............................................
87,177,410
Net Assets 100.0% ...........................................................
$2,648,892,786
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
See Note 3 regarding restricted securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $604,567,457, representing 22.8% of net assets.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Restricted Securities
At November 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933 (1933 Act), were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund
1,370,000
a
CalPlant I LLC, 21A, Senior Secured Note, 144A, 9.5%,
10/12/22 ................................. 10/13/21 $ 1,370,000 $ 1,370,000
5,220,000
a
CalPlant I LLC, 21B, Senior Secured Note, 144A, 9.5%,
10/12/22 ................................. 11/01/21 5,220,000 5,220,000
2,875,000
a
CalPlant I LLC, 22A, Senior Secured Note, 144A, 9.5%,
10/12/22 ................................. 4/05/22 2,875,000 2,875,000

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Principal
Amount* Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund (continued)
2,830,000
a
CalPlant I LLC, 22X, Senior Secured Note, 144A, 9.5%,
1/31/23 .................................. 11/09/22 $ 2,830,000 $ 2,830,000
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $12,295,000 $12,295,000
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,135,000 as of November 30, 2022.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ — $ 14,430,000 $ 14,430,000
Diversified Consumer Services ............ — 42,175,151 — 42,175,151
Electric Utilities ........................ — — 9,896,800 9,896,800
Municipal Bonds ......................... — 2,489,713,425 — 2,489,713,425
Short Term Investments ................... — 5,500,000 — 5,500,000
Total Investments in Securities ........... $— $2,537,388,576 $24,326,800 $2,561,715,376
3. Restricted Securities
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
For additional information on the Fund ’ s significant accounting policies, please refer to the Fund ’ s most recent semiannual or annual shareholder report.